Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 27,762,000	$ 1,202,000
Contract with customer, asset and liability
Contract assets	0	0
Cost to obtain or fulfill contracts	0
Product Revenue
Disaggregation of Revenue [Line Items]
Revenues	1,942,000	439,000
Upneeq net product sales
Disaggregation of Revenue [Line Items]
Revenues	526,000
Osmolex
Disaggregation of Revenue [Line Items]
Revenues	1,416,000	439,000
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenues	820,000	$ 763,000
Licensing revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 25,000,000
Minimum
Disaggregation of Revenue [Line Items]
Invoice payment due period	30 days
Maximum
Disaggregation of Revenue [Line Items]
Invoice payment due period	60 days